Provisions - Field action provision (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Provisions, at the end of the period	€ 2,313	€ 1,980
Respironics field action [Member]
Provisions [Line Items]
Additional provisions, other provisions	719
Provision used, other provisions	(175)
Increase (decrease) through net exchange differences, other provisions	33
Provisions, at the end of the period	€ 577